Baker & McKenzie LLP
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November 28, 2005

VIA EDGAR
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549
Ladies and Gentlemen:
CRM Holdings, Ltd.
Amendment No. 2 to Registration Statement on Form S-1 (File No. 333-128424)
          Attached for filing on behalf of our client, CRM Holdings, Ltd., a Bermuda company, under the Securities Act of 1933, as amended, is Amendment No. 2 to the Registration Statement on Form S-1, including exhibits, for registration of its common shares.
          Should you have any questions pertaining to this filing, please call the undersigned at (212) 891-3971.

Sincerely yours,

/s/ Roslyn Tom

Roslyn Tom

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